Intangible Assets and Other Assets, Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized intangible assets:
Gross carrying value	$ 5,696	$ 5,636
Accumulated amortization	(4,374)	(4,156)
Net carrying value	1,322	1,480
Unamortized intangible assets:
Goodwill	25,173	25,180	$ 26,392
Residential mortgage servicing rights [Member]
Unamortized intangible assets:
Mortgage servicing rights, carried at fair value	9,310	6,920	$ 6,125	$ 11,517
Amortized [Member] | Commercial mortgage servicing [Member]
Finite-Lived Intangible Assets [Line Items]
MSR Valuation allowance	0	4
MSRs [Member]
Amortized intangible assets:
Gross carrying value	4,942	4,794
Accumulated amortization	(3,772)	(3,525)
Net carrying value	1,170	1,269
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	754	842
Accumulated amortization	(602)	(631)
Net carrying value	$ 152	$ 211